Note 11 - Segment Information (Tables)	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
	Completion Services	Other Services	Total

Year Ended December 31, 2014
Revenue from external customers	$1,581,712	$26,232	$1,607,944
Inter-segment revenues	122	(122)	—
Adjusted EBITDA	344,985	(91,476)	253,509
Depreciation and amortization	101,554	6,591	108,145
Operating income (loss)	243,171	(119,427)	123,744
Capital expenditures	293,635	22,083	315,718
As of December 31, 2014
Total assets	$1,400,183	$212,563	$1,612,746
Goodwill	206,465	13,488	219,953
Year Ended December 31, 2013
Revenue from external customers	$1,058,014	$12,308	$1,070,322
Inter-segment revenues	205	(205)	—
Adjusted EBITDA	254,231	(63,557)	190,674
Depreciation and amortization	73,279	1,424	74,703
Operating income (loss)	180,201	(65,986)	114,215
Capital expenditures	152,120	5,867	157,987
As of December 31, 2013
Total assets	$1,002,417	$129,883	$1,132,300
Goodwill	191,794	14,004	205,798
Year Ended December 31, 2012
Revenue from external customers	$1,070,086	$41,415	$1,111,501
Inter-segment revenues	—	—	—
Adjusted EBITDA	375,102	(38,390)	336,712
Depreciation and amortization	44,549	2,363	46,912
Operating income (loss)	329,718	(47,188)	282,530
Capital expenditures	183,137	(958)	182,179
As of December 31, 2012
Total assets	$943,336	$69,421	$1,012,757
Goodwill	191,794	4,718	196,512

Reconciliation of Earnings Before Interest Taxes Depreciation and Amortization [Table Text Block]
	Years Ended December 31,
	2014	2013	2012

Adjusted EBITDA	$253,509	$190,674	$336,712
Interest expense, net	(9,840)	(6,550)	(4,996)
Income tax expense	(45,679)	(41,313)	(95,079)
Depreciation and amortization	(108,145)	(74,703)	(46,912)
Gain (loss) on disposal of assets	17	(527)	(692)
Transaction costs	(20,159)	(306)	(833)
Legal settlement	—	—	(5,850)
Insurance settlement	(880)	—	—
Inventory write-down	—	(870)	—
Net income	$68,823	$66,405	$182,350